UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   9/30/05
                                                       ---------

Check  here  if  Amendment  [  ];  Amendment  Number:
                                                         ------
  This  Amendment  (Check  only  one.):  [  ]  is  a  restatement.
                                    [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

    /s/MARK  R.  CUMMINS   Harleysville,  PA   October  31,  2005
    --------------------   -----------------   ------------------
    [Signature]            [City,  State]      [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

    Form  13F  File  Number      Name
      28-
         ---------              --------------------------
      [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:           0
                                              --------
Form  13F  Information  Table  Entry  Total:     73
                                              --------
Form  13F  Information  Table  Value  Total:  $450,401
                                              --------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.      Form  13F  File  Number     Name

      1       28-4718                     NONE
    -----        ----                    ------
    [Repeat  as  necessary]




HARLEYSVILLE GROUP INC
SEPTEMBER 30, 2005
FORM 13F INFORMATION TABLE




COLUMN 1                     COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
----------------------------------------------------------------------------------------------------------------------------

                                                         VALUE    SHARES/  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------

ABBOTT LABS                 COM            002824-10-0     5,679  133,930   SH         SOLE         N/A      133,930
AIR PRODUCTS AND CHEMICALS  COM            009158-10-6     5,860  106,270   SH         SOLE         N/A      106,270
  INC
ALLSTATE CORP               COM            020002-10-1     7,524  136,090   SH         SOLE         N/A      136,090
ALTRIA GROUP INC            COM            02209S-10-3     1,035   14,040   SH         SOLE         N/A       14,040
AMERICAN INTL GROUP INC     COM            026874-10-7     3,361   54,240   SH         SOLE         N/A       54,240
AMGEN INC                   COM            031162-10-0    12,790  160,530   SH         SOLE         N/A      160,530
AUTOMATIC DATA PROCESSING   COM            053015-10-3     4,670  108,500   SH         SOLE         N/A      108,500
BOC GROUP PLC               COM            055617-60-9       986   13,920   SH         SOLE         N/A       13,920
BP PLC                      COM            055622-10-4       994   24,360   SH         SOLE         N/A       24,360
BANK OF AMERICA CORP        COM            060505-10-4     9,151  217,360   SH         SOLE         N/A      217,360
BANK NEW YORK INC           COM            064057-10-2     4,986  169,540   SH         SOLE         N/A      169,540
BARCLAYS PLC                COM            06738E-20-4       997   24,440   SH         SOLE         N/A       24,440
BELLSOUTH CORP              COM            079860-10-2     1,009   38,380   SH         SOLE         N/A       38,380
BRISTOL MYERS SQUIBB CO     COM            136375-10-2       972   40,410   SH         SOLE         N/A       40,410
CANADIAN NATL RY CO         COM            136375-10-2     4,716   66,430   SH         SOLE         N/A       66,430
CHEVRONTEXACO CORP          COM            166764-10-0    13,765  212,650   SH         SOLE         N/A      212,650
CINCINNATI FINL CORP        COM            172062-10-1     3,636   86,791   SH         SOLE         N/A       86,791
CISCO SYSTEMS INC           COM            17275R-10-2    11,321  631,411   SH         SOLE         N/A      631,411
CITIGROUP INC               COM            172967-10-1    13,072  287,177   SH         SOLE         N/A      287,177
COMCAST CORP NEW            COM            20030N-10-1     3,359  114,320   SH         SOLE         N/A      114,320
CONSOLIDATED EDISON INC     COM            209115-10-4       990   20,400   SH         SOLE         N/A       20,400
DELL COMPUTER CORP          COM            247025-10-9     7,671  224,310   SH         SOLE         N/A      224,310
DISNEY (WALT) COMPANY       COM            254687-10-6    10,323  427,820   SH         SOLE         N/A      427,820
DU PONT E I DE NEMOURS      COM            263534-10-9       978   24,960   SH         SOLE         N/A       24,960
EMERSON ELECTRIC CO         COM            291011-10-4     1,078   15,020   SH         SOLE         N/A       15,020
EXXON MOBILE CORP           COM            30231G-10-2    15,253  240,050   SH         SOLE         N/A      240,050
FPL GROUP INC               COM            302571-10-4     1,037   21,790   SH         SOLE         N/A       21,790
GENERAL ELECTRIC COMPANY    COM            369604-10-3    19,619  582,670   SH         SOLE         N/A      582,670
GILLETTE CO                 COM            375766-10-2    11,757  202,015   SH         SOLE         N/A      202,015
HARBOR FUND                 EQUITY MUT FD  411511-30-6     5,930  121,487   SH         SOLE         N/A      121,487
HARLEYSVILLE NATNL CORP     COM            412850-10-9     6,223  283,504   SH         SOLE         N/A      283,504
HARLEYSVILLE SAVINGS ASSN   COM            412856-10-6     2,122  123,748   SH         SOLE         N/A      123,748
HARTFORD FINL SVCS GROUP    COM            416515-10-4     3,552   46,030   SH         SOLE         N/A       46,030
HOME DEPOT INC              COM            437076-10-2     8,755  229,550   SH         SOLE         N/A      229,550
ILLINOIS TOOL WORKS INC     COM            452308-10-9     3,965   48,160   SH         SOLE         N/A       48,160
INTEL CORPORATION           COM            458140-10-0     8,718  353,670   SH         SOLE         N/A      353,670
IBM CORPORATION             COM            459200-10-1    10,501  130,900   SH         SOLE         N/A      130,900
JP MORGAN CHASE & CO        COM            46625H-10-0     6,753  199,021   SH         SOLE         N/A      199,021
JEFFERSON PILOT CORP        COM            475070-10-8     1,014   19,810   SH         SOLE         N/A       19,810
JOHNSON & JOHNSON           COM            478160-10-4    13,396  211,690   SH         SOLE         N/A      211,690
KEYSPAN CORP                COM            49337W-10-0       991   26,940   SH         SOLE         N/A       26,940
KIMBERLY CLARK CORP         COM            494368-10-3       972   16,320   SH         SOLE         N/A       16,320
LILLY ELI & CO              COM            532457-10-8       951   17,770   SH         SOLE         N/A       17,770
LOWES COS INC               COM            548661-10-7     7,488  116,270   SH         SOLE         N/A      116,270
MBIA INC                    COM            55262C-10-0     4,008   66,120   SH         SOLE         N/A       66,120
MEDTRONIC INC               COM            585055-10-6     7,691  143,440   SH         SOLE         N/A      143,440
MERCK & CO INC              COM            589331-10-7     1,503   55,220   SH         SOLE         N/A       55,220
MICROSOFT CORPORATION       COM            594918-10-4    13,373  519,740   SH         SOLE         N/A      519,740
NATIONAL GRID TRANSCO PLC   COM            636274-30-0       947   20,170   SH         SOLE         N/A       20,170
NOKIA CORP                  COM            654902-20-4     1,009   59,690   SH         SOLE         N/A       59,690
NORTH FORK BANCORPORATION   COM            659424-10-5       665   26,080   SH         SOLE         N/A       26,080
PPG INDS INC                COM            693506-10-7       956   16,150   SH         SOLE         N/A       16,150
PEPSICO INC                 COM            713448-10-8     4,952   87,330   SH         SOLE         N/A       87,330
PFIZER INC                  COM            717081-10-3     8,365  335,005   SH         SOLE         N/A      335,005
PITNEY BOWES INC            COM            724479-10-0       947   22,690   SH         SOLE         N/A       22,690
PROCTER & GAMBLE CO         COM            742718-10-9     3,226   54,260   SH         SOLE         N/A       54,260
QUALICOMM INC               COM            747525-10-3     8,036  179,580   SH         SOLE         N/A      179,580
ROYAL DUTCH SHELL PLC       COM            780259-20-6       914   13,920   SH         SOLE         N/A       13,920
SCHLUMBERGER LTD            COM            806857-10-8     9,554  113,230   SH         SOLE         N/A      113,230
SOUTHERN CO                 COM            842587-10-7     1,008   28,200   SH         SOLE         N/A       28,200
STRYKER CORP                COM            863667-10-1     2,117   42,830   SH         SOLE         N/A       42,830
SUNTRUST BKS INC            COM            867914-10-3       990   14,250   SH         SOLE         N/A       14,250
SYSCO CORP                  COM            871829-10-7     3,927  125,190   SH         SOLE         N/A      125,190
TRANSCANADA CORP            COM            89353D-10-7     1,082   35,420   SH         SOLE         N/A       35,420
US BANCORP                  COM            902973-30-4       947   33,730   SH         SOLE         N/A       33,730
UNILEVER PLC                COM            904767-70-4     1,005   23,800   SH         SOLE         N/A       23,800
UNITED PARCEL SERVICE INC   COM            911312-10-6     5,096   73,720   SH         SOLE         N/A       73,720
UNITED TECHNOLOGIES CORP    COM            913017-10-9     5,616  108,340   SH         SOLE         N/A      108,340
VANGUARD INTL GROWTH        INTL GROWTH FD 921910-20-4    12,309  186,640   SH         SOLE         N/A      186,640
VANGUARD INSTL INDEX FD     EQUITY MUT FD  922040-10-0    65,364  582,202   SH         SOLE         N/A      582,202
WACHOVIA CORP               COM            929903-10-2       963   20,230   SH         SOLE         N/A       20,230
WALGREEN COMPANY            COM            931422-10-9    13,337  306,950   SH         SOLE         N/A      306,950
WELLS FARGO & CO NEW        COM            949746-10-1    10,574  180,530   SH         SOLE         N/A      180,530
